Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2020	$11,423,676	$(8,346,128)	$3,077,548
Capital expenditures	310,005	—	310,005
Property acquisitions	274	—	274
Transfers from exploration and evaluation assets (note 5)	7,727	—	7,727
Change in asset retirement obligations (note 9)	(12,222)	—	(12,222)
Divestitures	(37,835)	32,844	(4,991)
Property swaps	(26,131)	25,900	(231)
Impairment reversal	—	1,542,414	1,542,414
Foreign currency translation	(31,977)	34,765	2,788
Depletion	—	(458,941)	(458,941)
Balance, December 31, 2021	$11,633,517	$(7,169,146)	$4,464,371
Capital expenditures	515,183	—	515,183
Property acquisitions	1,173	—	1,173
Transfers from exploration and evaluation assets (note 5)	8,496	—	8,496
Change in asset retirement obligations (note 9)	(147,020)	—	(147,020)
Divestitures	(265,166)	241,892	(23,274)
Impairment reversal	—	245,241	245,241
Foreign currency translation	296,033	(158,404)	137,629
Depletion	—	(581,033)	(581,033)
Balance, December 31, 2022	$12,042,216	$(7,421,450)	$4,620,766

Disclosure of recoverable amount of CGU benchmark reference prices	The prices and costs subsequent to 2032 have been adjusted for inflation at an annual rate of 2.0%.

	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032
WTI crude oil (US$/bbl)	80.33	78.50	76.95	77.61	79.16	80.74	82.36	84.00	85.69	87.40
WCS heavy oil ($/bbl)	76.54	77.75	77.55	80.07	81.89	84.02	85.73	87.44	89.20	91.11
LLS crude oil (US$/bbl)	82.83	80.68	78.81	79.49	81.07	82.68	84.33	86.00	87.71	89.46
Edmonton par oil ($/bbl)	103.76	97.74	95.27	95.58	97.07	99.01	100.99	103.01	105.07	106.69
Henry Hub gas (US$/mmbtu)	4.74	4.50	4.31	4.40	4.49	4.58	4.67	4.76	4.86	4.95
AECO gas ($/mmbtu)	4.23	4.40	4.21	4.27	4.34	4.43	4.51	4.60	4.69	4.79
Exchange rate (CAD/USD)	1.34	1.31	1.30	1.30	1.29	1.29	1.29	1.29	1.29	1.29

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table summarizes the recoverable amount and impairment reversal for each of the five CGUs at December 31, 2022 and demonstrates the sensitivity of the impairment reversal to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU (1)	$119,031	$23,707	$—	$—	$—
Peace River CGU (1)	676,939	140,534	—	—	—
Lloydminster CGU	449,250	—	11,500	53,000	—
Viking CGU	1,322,193	81,000	39,500	78,000	4,000
Eagle Ford CGU	2,102,646	—	95,800	131,100	28,500
	$4,670,059	$245,241	$146,800	$262,100	$32,500
(1)The impairment reversals for the Conventional and Peace River CGUs were limited to the total accumulated impairments less subsequent depletion of $23.7 million and $140.5 million, respectively. As a result, changes in the key assumptions presented in the table above have no impact on the amount of the impairment reversal as at December 31, 2022.